Financial Instruments - Sensitivity Analysis Related to Interest Rate Risk (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Pre-tax profit (loss) for the year	¥ 427	$ 66	¥ 569